Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Apr. 25, 2025	Apr. 26, 2024	Apr. 28, 2023	Apr. 28, 2022	Apr. 28, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section should be read in conjunction with the Compensation Discussion & Analysis in this Proxy Statement, which includes additional discussion of the objectives of our executive compensation program and how they are aligned with the Company’s financial and operational performance.

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) (CAP) and certain financial performance measures of the Company. For further information concerning our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to the Compensation Discussion & Analysis section of this Proxy Statement.

Pay Versus Performance Table

			Average	Average
			Summary	Compensation	Value of Initial Fixed $100
			Compensation	Actually Paid	Investment Based On:
	Summary	Compensation	Table Total for Non-	to Non-PEO		Peer Group		Adjusted
	Compensation	Actually Paid	PEO Named	Named	Total	Total		Operating
	Table Total for	to CEO/PEO	Executive	Executive	Shareholder	Shareholder	Net Income	Income
Fiscal Year(1)	CEO/PEO ($)	($)(2)	Officers ($)	Officers ($)(2)	Return ($)	Return ($)(3)	($ millions)	($ millions)(4)
2025	23,127,224	4,745,188	10,520,090	5,324,959	234.64	272.40	1,186	1,476
2024	17,735,436	39,826,957	7,021,089	16,378,259	263.82	245.24	986	1,325
2023	11,364,543	(3,136,331)	4,881,517	3,271,722	159.90	175.17	1,274	1,227
2022	18,883,551	17,384,526	8,466,683	4,539,483	180.47	162.08	937	1,251
2021	14,358,852	41,911,587	6,478,405	14,519,389	179.77	159.07	730	987

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote
(1)
The PEO for each year was George Kurian. The Non-PEO NEOs for (i) fiscal 2025 were Michael J. Berry, Cesar Cernuda, Harvinder S. Bhela, Wissam Jabre, and Elizabeth M. O'Callahan, (ii) fiscal years 2024 and 2023 were Michael J. Berry, Cesar Cernuda, Harvinder S. Bhela and Elizabeth M. O’Callahan, (iii) fiscal 2022 were Michael J. Berry, Cesar Cernuda, Harvinder S. Bhela, Elizabeth M. O’Callahan, Bradley R. Anderson and Matthew K. Fawcett, and (iv) fiscal 2021 were Michael J. Berry, Cesar Cernuda, Bradley R. Anderson, Matthew K. Fawcett and Henri Richard.
		"
Peer Group Issuers, Footnote
(3)
We selected the S&P 500 Information Technology Sector as our peer group for purposes of this disclosure, which is an industry peer group reported as required by Item 201(e) of Regulation S-K in the Company’s Annual Report on Form 10-K filed with the SEC on June 9, 2025. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount		$ 23,127,224	$ 17,735,436	$ 11,364,543	$ 18,883,551	$ 14,358,852
PEO Actually Paid Compensation Amount		$ 4,745,188	39,826,957	3,136,331	17,384,526	41,911,587
Adjustment To PEO Compensation, Footnote
(2)
"Compensation Actually Paid" to the CEO/PEO and the average "Compensation Actually Paid" to the Non-PEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY 2025 ($)
Total Equity Award Adjustments to Determine Compensation "Actually Paid"	CEO/PEO	Average Non-PEO
Total Reported in Summary Compensation Table	23,127,224	10,520,090
Less change in actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the summary compensation table	-	-
Plus "service cost" for pension plans	-	-
Less for amounts reported under the "Stock Awards" column in the summary compensation table	(20,452,336)	(8,029,805)
Less for amounts reported under the "Option Awards" column in the summary compensation table	-	-
Plus the fair value of awards as of the end of the covered year granted during the covered year that remain outstanding and unvested as of year-end	9,432,757	4,815,140
Plus the change in fair value from prior year-end to current year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(5,391,158)	(1,536,075)
Plus fair value for awards that are granted and vested in the covered year	1,803,108	530,869
Plus the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(3,774,407)	(975,260)
Less the fair value as of prior year-end of awards granted prior to covered year that were forfeited during covered year	-	-
Plus the dollar value of any dividends or other earnings paid on awards in the covered year prior to the vesting date that are not otherwise included	-	-
Total Equity Award Adjustments	(18,382,036)	(5,195,131)
Compensation Actually Paid	4,745,188	5,324,959

"Compensation Actually Paid" represents a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.

Non-PEO NEO Average Total Compensation Amount		$ 10,520,090	7,021,089	4,881,517	8,466,683	6,478,405
Non-PEO NEO Average Compensation Actually Paid Amount		$ 5,324,959	16,378,259	3,271,722	4,539,483	14,519,389
Adjustment to Non-PEO NEO Compensation Footnote
(2)
"Compensation Actually Paid" to the CEO/PEO and the average "Compensation Actually Paid" to the Non-PEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	FY 2025 ($)
Total Equity Award Adjustments to Determine Compensation "Actually Paid"	CEO/PEO	Average Non-PEO
Total Reported in Summary Compensation Table	23,127,224	10,520,090
Less change in actuarial present value reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column of the summary compensation table	-	-
Plus "service cost" for pension plans	-	-
Less for amounts reported under the "Stock Awards" column in the summary compensation table	(20,452,336)	(8,029,805)
Less for amounts reported under the "Option Awards" column in the summary compensation table	-	-
Plus the fair value of awards as of the end of the covered year granted during the covered year that remain outstanding and unvested as of year-end	9,432,757	4,815,140
Plus the change in fair value from prior year-end to current year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(5,391,158)	(1,536,075)
Plus fair value for awards that are granted and vested in the covered year	1,803,108	530,869
Plus the change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(3,774,407)	(975,260)
Less the fair value as of prior year-end of awards granted prior to covered year that were forfeited during covered year	-	-
Plus the dollar value of any dividends or other earnings paid on awards in the covered year prior to the vesting date that are not otherwise included	-	-
Total Equity Award Adjustments	(18,382,036)	(5,195,131)
Compensation Actually Paid	4,745,188	5,324,959

"Compensation Actually Paid" represents a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.

Compensation Actually Paid vs. Total Shareholder Return

CAP and TSR

The graph below shows the relationship between (i) the total return to stockholders on our common stock and the return on the S&P 500 Information Technology Sector through the end of the listed fiscal year, in each case assuming that $100 was invested in our common stock and in the S&P 500 Information Technology Sector on April 24, 2020 and that any dividends were reinvested, and (ii) the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of Fiscal 2025, 2024, 2023, 2022 and 2021.

Relationship Between Compensation Actually Paid and Company/Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income

CAP and Net Income

The graph below shows the relationship between our net income and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of Fiscal 2025, 2024, 2023, 2022 and 2021.

Relationship Between Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure

CAP and Adjusted Operating Income

The graph below shows the relationship between our adjusted operating income and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of Fiscal 2025, 2024, 2023, 2022 and 2021.

Relationship Between Compensation Actually Paid and Adjusted Operating Income

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

As described in greater detail in the Compensation Discussion & Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. We utilize metrics for our short- and long-term incentive compensation programs based on an objective of driving profitable growth and increasing stockholder value. Listed below are the financial and non-financial performance measures which in our assessment represent the most important performance measures we used to link compensation actually paid to our NEOs, including our CEO, for Fiscal 2025, to Company performance.

These measures are not ranked by importance.

Adjusted Operating Income*
Revenue
Billings**
Relative Total Shareholder Return

* Adjusted Operating Income is non-GAAP operating income less stock compensation expense. For a reconciliation of Adjusted Operating Income to the most directly comparable GAAP financial measure and insight into how Adjusted Operating Income is considered by management, please see Annex A to this Proxy Statement.

** Billings is not prepared in accordance with GAAP. A definition of Billings can be found in the Long-Term Equity Incentive Compensation -- PBRSUs section on page 54 above.

Total Shareholder Return Amount		$ 234.64	263.82	159.9	180.47	179.77
Peer Group Total Shareholder Return Amount		272.4	245.24	175.17	162.08	159.07
Net Income (Loss)		$ 1,186,000,000	$ 986,000,000	$ 1,274,000,000	$ 937,000,000	$ 730,000,000
Company Selected Measure Amount		1,476,000,000	1,325,000,000	1,227,000,000	1,251,000,000	987,000,000
PEO Name		George Kurian	George Kurian	George Kurian	George Kurian	George Kurian
Measure:: 1
Pay vs Performance Disclosure
Name	[1]	Adjusted Operating Income*
Non-GAAP Measure Description
(4)
Adjusted Operating Income represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to our NEOs, including our CEO, for the most recently completed fiscal year to the Company’s performance. Adjusted Operating Income is non-GAAP operating income less stock compensation expense. For a reconciliation of Adjusted Operating Income to the most directly comparable GAAP financial measure and insight into how Adjusted Operating Income is considered by management, please see Annex A to this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name		Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	[1],[2]	Billings**
Measure:: 4
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,382,036)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,452,336)
Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,432,757
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,391,158)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,803,108
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,774,407)
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,195,131)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,029,805)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,815,140
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,536,075)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		530,869
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(975,260)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]

* Adjusted Operating Income is non-GAAP operating income less stock compensation expense. For a reconciliation of Adjusted Operating Income to the most directly comparable GAAP financial measure and insight into how Adjusted Operating Income is considered by management, please see Annex A to this Proxy Statement.

[2]	** Billings is not prepared in accordance with GAAP. A definition of Billings can be found in the Long-Term Equity Incentive Compensation -- PBRSUs section on page 54 above.